	Sierra Tactical All Asset Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2020
Shares		Value
	MUTUAL FUNDS - 100.1%
	ALTERNATIVE - 12.2%
1	361 Managed Futures Fund - Class I	$ 10
1,951,224	AQR Diversified Arbitrage Fund - R6	22,322,004
1,263,099	JPMorgan Hedged Equity Fund - Class I	30,276,494
1,016,392	The Arbitrage Fund - Institutional Class	13,436,702
1,447,126	The Merger Fund - Investor Class	25,223,401
75,348	Water Island Event Driven Fund - Class I	830,335
		92,088,946
	EQUITY - 3.6%
239,702	Fidelity Advisor Emerging Asia Fund - Class I	16,201,472
252,200	JPMorgan Emerging Markets Equity Fund - Class I	11,026,183
1	Virtus KAR Small-Cap Core Fund - Class I	54
1	Virtus KAR Small-Cap Growth Fund - Class I **	60
		27,227,769
	FIXED INCOME - 84.3%
191,292	AllianzGI Convertible Fund - Institutional Class	8,258,062
3,042,698	BlackRock High Yield Bond Portfolio - Institutional Class	23,702,618
797,131	Cohen & Steers Low Duration Preferred and Income Fund, Inc. - Class I	8,082,907
2,502,170	Cohen & Steers Preferred Securities and Income Fund, Inc. - Class I	36,056,276
798,815	Deer Park Total Return Credit Fund - Class I	8,331,642
292,536	Doubleline Income Fund - Class I	2,641,596
3,347,149	DoubleLine Total Return Bond Fund - Class I	35,814,496
1,362,692	Goldman Sachs High Yield Municipal Fund - Institutional Class	14,199,247
1,816,273	Goldman Sachs Investment Grade Credit Fund - Institutional Class	18,453,335
294,020	Guggenheim Floating Rate Strategies Fund - Institutional Class	7,259,349
415,721	Holbrook Income Fund - Class I	4,294,401
2,745,654	Invesco AMT-Free Municipal Fund - Class Y	21,525,930
1,430,298	Invesco Income Fund - Class Y	11,199,235
5,596,148	Invesco Rochester Municipal Opportunities Fund - Class Y	44,601,299
2,716,663	JPMorgan Intermediate Tax Free Bond Fund - Class I	30,725,461
3,309,380	MFS Emerging Markets Debt Fund - Class I	50,865,172
1,225,434	Nuveen High Yield Municipal Bond Fund - Class I	21,604,395
2,409,486	Nuveen Preferred Securities Fund - Class I	42,334,677
848,793	PIMCO Emerging Markets Bond Fund - Institutional Class	9,251,839
1,103,133	PIMCO Emerging Markets Full Spectrum Bond Fund - Institutional Class	8,416,907
2,946,777	PIMCO High Yield Fund - Institutional Class	26,756,735
5,071,912	PIMCO International Bond Fund U.S. Dollar-Hedged - Institutional Class	56,247,499
402,971	PIMCO International Bond Fund Unhedged - Institutional Class	4,323,879
96,490	PIMCO Investment Grade Credit Bond Fund - Institutional Class	1,089,369
1,263,452	PIMCO Preferred and Capital Security Fund - Institutional Class	14,024,321
2,004,121	PIMCO Total Return Fund - Institutional Class	21,243,687
3,408,194	Principal Spectrum Preferred and Capital Income Fund - Institutional Class	35,683,788
299,600	Putnam Diversified Income Trust Class Y	2,025,296
	Sierra Tactical All Asset Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2020
Shares		Value
	FIXED INCOME (continued) - 84.3%
836,596	Victory Floating Rate Fund - Class Y	$ 7,813,808
3,599,173	Voya Securitized Credit Fund - Class I	34,696,024
2,011,677	Western Asset Corporate Bond Fund - Class I	27,499,623
		639,022,873
	TOTAL MUTUAL FUNDS (Cost $719,648,288)	758,339,588

	TOTAL INVESTMENTS - 100.1% (Cost $719,648,288)	$ 758,339,588
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(343,095)
	NET ASSETS - 100.0%	$ 757,996,493

** Non-Income producing security.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 758,339,588	$ -	$ -	$ 758,339,588
Total	$ 758,339,588	$ -	$ -	$ 758,339,588

The Fund did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Sierra Tactical All Asset Fund	$ 720,380,819	$ 38,748,237	$ (789,469)	$ 37,958,768

Sierra Tactical Core Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020
Shares		Value
	MUTUAL FUNDS - 100.1%
	ALTERNATIVE - 2.0%
3,582,010	DoubleLine Flexible Income Fund - Class I	$ 34,351,474

	FIXED INCOME - 98.1%
6,338,459	Angel Oak Multi-Strategy Income Fund - Institutional Class	65,539,663
1,074,254	Ashmore Emerging Markets Corporate Income Fund - Institutional Class	9,045,221
5,082,196	BlackRock High Yield Bond Portfolio - Institutional Class	39,590,305
120,060	BNY Mellon Yield Enhancement Strategy Fund - Class Y	1,489,949
11,768,976	Cohen & Steers Preferred Securities and Income Fund, Inc. - Class I	169,590,951
5,581,070	Columbia Mortgage Opportunities Fund - Institutional 3 Class	57,875,699
5,644,723	Credit Suisse Floating Rate High Income Fund - Institutional Class	36,747,148
2,621,460	Deer Park Total Return Credit Fund - Class I	27,341,830
1,622,791	DoubleLine Infrastructure Income Fund - Class I	17,234,037
5,583,238	DoubleLine Total Return Bond Fund - Class I	59,740,650
3,175,100	Fidelity High Income Fund	27,750,373
9,651	Goldman Sachs High Yield Floating Rate Fund - Institutional Class	89,560
607,655	Guggenheim Floating Rate Strategies Fund - Institutional Class	15,002,998
2,033,687	Invesco AMT-Free Municipal Fund - Class Y	15,944,108
8,844,670	Invesco Corporate Bond Fund - Class Y	70,580,469
1,229,523	Invesco High Yield Municipal Fund - Class Y	12,528,840
900,450	Invesco Income Fund - Class Y	7,050,524
11,015,902	Invesco Rochester Municipal Opportunities Fund - Class Y	87,796,739
7,727,267	JPMorgan High Yield Fund - Class I	55,018,139
6,210,344	JPMorgan Intermediate Tax Free Bond Fund - Class I	70,238,995
9,648,129	MFS Emerging Markets Debt Fund - Class I	148,291,744
4,532,000	Morgan Stanley Global Fixed Income Opportunities Fund - Class I	26,693,483
4,779,151	Nuveen Preferred Securities Fund - Class I	83,969,682
1,506,838	Nuveen Strategic Income Fund - Class R6	17,042,338
1,794,076	Osterweis Strategic Income Fund	20,362,762
6,295	Payden Emerging Markets Bond Fund - Investor Class	87,440
2,613,665	PIMCO Emerging Markets Bond Fund - Institutional Class	28,488,950
927,470	PIMCO Emerging Markets Local Currency and Bond Fund - Institutional Class	6,483,013
4,143,735	PIMCO Income Fund - Institutional Class	50,180,631
16,513,892	PIMCO International Bond Fund U.S. Dollar-Hedged - Institutional Class	183,139,058
1,480,269	PIMCO International Bond Fund Unhedged - Institutional Class	15,883,287
3,279,181	PIMCO Investment Grade Credit Bond Fund - Institutional Class	37,021,951
9,717,494	PIMCO Total Return Fund - Institutional Class	103,005,437
13,806,493	Principal Spectrum Preferred and Capital Income Fund - Institutional Class	144,553,983
926,428	Victory Floating Rate Fund - Class Y	8,652,838
		1,720,052,795

	TOTAL MUTUAL FUNDS (Cost $1,672,096,132)	1,754,404,269

	TOTAL INVESTMENTS - 100.1% (Cost $1,672,096,132)	$ 1,754,404,269
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(647,523)
	NET ASSETS - 100%	$ 1,753,756,746

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 1,754,404,269	$ -	$ -	$ 1,754,404,269
Total	$ 1,754,404,269	$ -	$ -	$ 1,754,404,269

The Fund did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Sierra Tactical Core Income Fund	$ 1,673,678,708	$ 82,694,499	$ (1,968,938)	$ 80,725,561

Sierra Tactical Municipal Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020
Shares		Value
	MUTUAL FUNDS - 99.6%
	FIXED INCOME - 99.6%
4,453,277	BlackRock High Yield Municipal Fund - Institutional Class	$ 44,978,097
680,699	BNY Mellon High Yield Municipal Bond Fund - Class I	8,658,486
994,710	Goldman Sachs High Yield Municipal Fund - Institutional Class	10,364,881
174,596	Hartford Schroders Tax-Aware Bond Fund - Class I	1,993,885
2,152,246	Invesco AMT-Free Municipal Fund - Class Y	16,873,608
2,526,099	Invesco Rochester Municipal Opportunities Fund - Class Y	20,133,010
1,166,980	JPMorgan High Yield Municipal Fund - Class I	13,420,268
2,369,640	JPMorgan Intermediate Tax Free Bond Fund - Class I	26,800,628
1,310,395	Nuveen California High Yield Municipal Bond Fund - Class I	13,523,275
3,979,464	Nuveen High Yield Municipal Bond Fund - Class I	70,157,945
		226,904,083

	TOTAL MUTUAL FUNDS (Cost $212,074,091)	226,904,083

	SHORT-TERM INVESTMENTS - 0.7%
	MONEY MARKET FUNDS - 0.7%
879,759	Blackrock Liquidity Funds Municash Portfolio
	Government Fund - Institutional Class to Yield 0.01% * +	879,934
658,919	Goldman Sachs Financial Square Funds-
	Government Fund - Institutional Class to Yield 0.03% *	658,919

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,538,853)	1,538,853

	TOTAL INVESTMENTS - 100.3% (Cost $213,612,944)	$ 228,442,936
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(743,012)
	NET ASSETS - 100.0%	$ 227,699,924

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2020.
+ Floating Net Asset Value

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 226,904,083	$ -	$ -	$ 226,904,083
Short-Term Investments	1,538,853	-	-	1,538,853
Total	$ 228,442,936	$ -	$ -	$ 228,442,936

The Fund did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Sierra Tactical Municipal Fund	$ 213,617,105	$ 14,829,992	$ (4,161)	$ 14,825,831

Sierra Tactical Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020
Shares		Value
	EXCHANGE TRADED FUNDS - 8.6%
	FIXED INCOME - 8.6%
622,400	iShares iBoxx High Yield Corporate Bond ETF	$ 54,335,520
501,175	SPDR Bloomberg Barclays High Yield Bond ETF	54,598,004
	TOTAL EXCHANGE TRADED FUNDS (Cost $104,796,897)	108,933,524

	MUTUAL FUNDS - 91.5%
	FIXED INCOME - 91.5%
548,826	Aberdeen Global High Income Fund - Class I	4,516,813
585,974	Barings Global Credit Income Opportunities Fund - Class Y	5,144,854
30,496,098	BlackRock High Yield Bond Portfolio - Institutional Class	237,564,602
3,412,644	City National Rochdale Fixed Income Opportunities Fund - Class N	79,685,230
841,839	Credit Suisse Strategic Income Fund - Class I	8,393,136
693	Fidelity Capital & Income Fund	7,428
9,403,666	Fidelity High Income Fund	82,188,042
35,153,048	Franklin High Income Fund - Class R6	65,736,200
638,200	Frost Credit Fund - Institutional Class	6,324,560
4,882,368	Goldman Sachs High Yield Fund - Institutional Class	31,588,919
24,453,006	JPMorgan High Yield Fund - Class I	174,105,404
627,690	Morgan Stanley Institutional Fund Trust - High Yield Portfolio - Class I	5,994,438
5,356,148	Neuberger Berman High Income Bond Fund - Institutional Class	46,866,296
860,643	Nuveen High Yield Income Fund - Class I	16,730,902
10,756,556	Osterweis Strategic Income Fund - Investor Class	122,086,910
2,314,135	Payden High Income Fund - Investor Class	15,643,552
1,263,828	PIMCO High Yield Spectrum Fund - Institutional Class	12,688,831
837,501	Pioneer Global High Yield Fund - Class Y	6,993,135
12,863,720	Principal Funds Inc - High Income Fund - Institutional Class	93,133,332
4,156,037	Putnam High Yield Fund - Class Y	26,099,912
677,465	RiverPark Strategic Income Fund - Institutional Class	5,968,470
12,358,265	TIAA-CREF High Yield Fund - Institutional Class	118,515,764
	TOTAL MUTUAL FUNDS (Cost $1,129,887,899)	1,165,976,730

	TOTAL INVESTMENTS - 100.1% (Cost $1,234,684,796)	$ 1,274,910,254
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(732,243)
	NET ASSETS - 100.0%	$ 1,274,178,011

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.   Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 108,933,524	$ -	$ -	$ 108,933,524
Mutual Funds	1,165,976,730	-	-	1,165,976,730
Total	$ 1,274,910,254	$ -	$ -	$ 1,274,910,254

The Fund did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Sierra Tactical Bond Fund	$ 1,234,684,796	$ 40,546,269	$ (320,811)	$ 40,225,458